UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of February 29, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Pennsylvania (99.7%)
Allegheny County PA GO VRDO	0.010%	3/7/16 LOC	3,455	3,455
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.010%	3/1/16	84,520	84,520
Allegheny County PA Hospital Development
Authority Revenue (Concordia Lutheran)
VRDO	0.020%	3/7/16 LOC	11,250	11,250
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.020%	3/7/16 LOC	11,300	11,300
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.020%	3/7/16 LOC	12,000	12,000
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.010%	3/7/16	10,000	10,000
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) VRDO	0.010%	3/1/16 LOC	35,925	35,925
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.020%	3/7/16 LOC	40,900	40,900
Bucks County PA GO	2.000%	6/1/16	2,125	2,134
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.010%	3/7/16 LOC	1,265	1,265
Bucks County PA Industrial Development
Authority Hospital Revenue (Grand View
Hospital) VRDO	0.010%	3/7/16 LOC	15,700	15,700
Butler County PA General Authority Revenue
(Erie School District Project) VRDO	0.020%	3/7/16 LOC	12,340	12,340
Butler County PA General Authority Revenue
(North Allegheny School District Project)
VRDO	0.010%	3/7/16	14,050	14,050
1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB
VRDO	0.020%	3/7/16 LOC	21,480	21,480
Chambersburg PA Authority Revenue (Wilson
College Project) VRDO	0.030%	3/7/16 LOC	6,700	6,700
1 Chester County PA Industrial Development
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.030%	3/7/16 (13)	15,935	15,935
Dallastown Area PA School District GO	2.000%	5/1/16	1,205	1,208
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.120%	3/7/16 LOC	2,115	2,115
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.010%	3/7/16	29,845	29,845
Delaware County PA GO	2.000%	10/1/16	1,510	1,524

Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.010%	3/1/16	36,000	36,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.040%	3/7/16	2,000	2,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.040%	3/7/16	12,000	12,000
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.040%	3/7/16	13,490	13,490
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	3/7/16 LOC	10,130	10,130
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.010%	3/7/16 LOC	24,425	24,425
Easton PA Area School District GO	7.500%	4/1/16 (Prere.)	1,275	1,283
Easton PA Area School District GO	7.500%	4/1/16 (Prere.)	2,000	2,012
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	15,000	15,000
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	6,700	6,700
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	15,200	15,200
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	59,200	59,200
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	7,700	7,700
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	8,700	8,700
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	10,000	10,000
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	7,900	7,900
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	4,900	4,900
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	11,700	11,700
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	7,100	7,100
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	500	500
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	8,000	8,000
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	17,900	17,900
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.020%	3/7/16	2,785	2,785
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.020%	3/7/16	5,225	5,225
1 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) TOB
VRDO	0.020%	3/7/16	5,000	5,000
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	3/1/16	47,600	47,600
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	3/1/16	2,100	2,100
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	3/1/16	2,500	2,500
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	3/1/16	2,300	2,300
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	3/1/16	9,135	9,135
Haverford Township PA School District GO
VRDO	0.020%	3/7/16 LOC	5,000	5,000

Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.010%	3/1/16 LOC	9,250	9,250
1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.020%	3/7/16	3,410	3,410
Lower Merion PA School District GO VRDO	0.010%	3/7/16 LOC	26,685	26,685
Lower Merion PA School District GO VRDO	0.010%	3/7/16 LOC	11,800	11,800
Montgomery County PA GO VRDO	0.010%	3/1/16	15,160	15,160
Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.020%	3/7/16 LOC	2,515	2,515
Montgomery County PA Redevelopment
Authority Revenue (Forge Gate Apartments
Project) VRDO	0.010%	3/7/16	4,990	4,990
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.010%	3/7/16	22,290	22,290
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.020%	3/7/16	11,000	11,000
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.020%	3/7/16	9,990	9,990
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.010%	3/7/16	10,245	10,245
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.010%	3/7/16	15,515	15,515
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.010%	3/7/16	9,895	9,895
Northeastern PA Hosp. & Educational Auth.
Rev. (Commonwealth Medical College
Project) VRDO	0.010%	3/7/16 LOC	1,000	1,000
1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.110%	3/7/16 LOC	39,000	39,000
Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.110%	3/7/16 LOC	50,500	50,500
Owen J. Roberts School District Pennsylvania
GO	5.000%	5/15/16 (Prere.)	11,695	11,811
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.020%	3/7/16 LOC	12,000	12,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	7/1/16	2,160	2,187
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/16	24,315	24,700
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/17	4,500	4,637
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.020%	3/7/16 (13)	9,900	9,900

Pennsylvania GO	5.000%	3/15/16	26,010	26,058
Pennsylvania GO	5.000%	4/15/16	2,500	2,515
Pennsylvania GO	5.000%	5/1/16	4,350	4,385
Pennsylvania GO	5.000%	6/1/16	15,000	15,177
Pennsylvania GO	5.000%	6/15/16	17,375	17,607
Pennsylvania GO	5.000%	7/1/16	4,040	4,104
1 Pennsylvania GO TOB VRDO	0.010%	3/7/16	10,400	10,400
1 Pennsylvania GO TOB VRDO	0.020%	3/7/16	5,000	5,000
1 Pennsylvania GO TOB VRDO	0.020%	3/7/16	19,325	19,325
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.010%	3/1/16 LOC	6,000	6,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.010%	3/7/16 LOC	8,250	8,250
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.020%	3/7/16 LOC	15,420	15,420
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.010%	3/7/16 LOC	15,830	15,830
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/16	8,085	8,194
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.020%	3/7/16	7,200	7,200
Pennsylvania Higher Educational Facilities
Authority Revenue (Susquehanna University)
VRDO	0.030%	3/7/16 LOC	4,300	4,300
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.010%	3/7/16	51,550	51,550
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.040%	3/7/16	2,300	2,300
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.020%	3/7/16	22,510	22,510
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.020%	3/7/16	27,910	27,910
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.020%	3/7/16	13,460	13,460
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.020%	3/7/16	16,055	16,055
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.030%	3/7/16	6,805	6,805
Pennsylvania Infrastructure Investment Authority
Revenue (PENNVEST Commonwealth
Funded Loan Pool Program)	5.000%	5/15/16	1,790	1,807
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.020%	3/7/16	5,055	5,055
Pennsylvania State University Revenue PUT	0.290%	6/1/16	29,500	29,500
1 Pennsylvania State University Revenue TOB
VRDO	0.020%	3/7/16	6,100	6,100
1 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.020%	3/7/16	10,500	10,500
2 Pennsylvania Turnpike Commission Revenue	0.160%	5/1/16	8,135	8,135
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (Prere.)	7,695	7,785
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/16	1,625	1,654
Philadelphia Airport CP	0.090%	4/12/16 LOC	3,000	3,000

Philadelphia Authority for Industrial
Development Revenue (Gift of Life Donor
Program) VRDO	0.010%	3/7/16 LOC	10,325	10,325
Philadelphia PA Airport Revenue VRDO	0.030%	3/7/16 LOC	17,800	17,800
Philadelphia PA Airport Revenue VRDO	0.040%	3/7/16 LOC	20,690	20,690
1 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	0.020%	3/7/16	5,000	5,000
1 Philadelphia PA Authority for Industrial
Development Revenue (Children's Hospital of
Philadelphia Project) TOB VRDO	0.020%	3/7/16	2,500	2,500
Philadelphia PA Authority for Industrial
Development Revenue (Inglis House Project)
VRDO	0.010%	3/7/16	21,000	21,000
Philadelphia PA Gas Works Revenue VRDO	0.010%	3/7/16 LOC	19,600	19,600
Philadelphia PA Gas Works Revenue VRDO	0.010%	3/7/16 LOC	2,650	2,650
Philadelphia PA Gas Works Revenue VRDO	0.020%	3/7/16 LOC	10,530	10,530
Philadelphia PA GO	7.125%	7/15/16 (Prere.)	7,070	7,250
Philadelphia PA GO VRDO	0.010%	3/7/16 LOC	55,550	55,550
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	0.020%	3/7/16	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	3/1/16	18,400	18,400
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	3/1/16	36,200	36,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	3/1/16	2,400	2,400
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.010%	3/7/16 LOC	10,450	10,450
Philadelphia PA School District GO VRDO	0.010%	3/7/16 LOC	6,535	6,535
Philadelphia PA School District GO VRDO	0.010%	3/7/16 LOC	5,800	5,800
Philadelphia PA School District GO VRDO	0.020%	3/7/16 LOC	18,575	18,575
Philadelphia PA TRAN	2.000%	6/30/16	25,000	25,142
Philadelphia PA Water & Waste Water Revenue
VRDO	0.010%	3/7/16 LOC	41,990	41,990
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.010%	3/7/16 LOC	30,300	30,300
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.010%	3/7/16 LOC	6,600	6,600
Ridley PA School District GO VRDO	0.020%	3/7/16 LOC	8,505	8,505
Seneca Valley PA School District GO	2.000%	3/1/16	1,630	1,630
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.020%	3/7/16	3,000	3,000
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.020%	3/7/16	6,670	6,670

1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.020%	3/7/16	10,000	10,000
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.030%	3/7/16	18,415	18,415
State Public School Building Authority
Pennsylvania Revenue (Haverford Township
School District)	5.000%	3/15/16 (Prere.)	2,000	2,004
State Public School Building Authority
Pennsylvania Revenue (Haverford Township
School District)	5.250%	3/15/16 (Prere.)	1,755	1,758
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.010%	3/7/16	18,115	18,115
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.010%	3/7/16	3,425	3,425
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	8/2/16	35,000	35,250
University of Pittsburgh PA Revenue CP	0.080%	3/1/16	7,500	7,500
University of Pittsburgh PA Revenue CP	0.080%	3/1/16	7,500	7,500
University of Pittsburgh PA Revenue CP	0.060%	3/3/16	25,000	25,000
University of Pittsburgh PA Revenue CP	0.040%	4/4/16	20,000	20,000
University of Pittsburgh PA Revenue CP	0.080%	4/6/16	20,000	20,000
University of Pittsburgh PA Revenue CP	0.070%	5/2/16	13,821	13,821
University of Pittsburgh PA Revenue CP	0.080%	5/2/16	10,000	10,000
University of Pittsburgh PA Revenue CP	0.080%	5/2/16	20,000	20,000
University of Pittsburgh PA Revenue CP	0.060%	5/16/16	3,750	3,750
University of Pittsburgh PA Revenue CP	0.060%	5/18/16	5,000	5,000
York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.120%	3/7/16 LOC	1,690	1,690
Total Tax-Exempt Municipal Bonds (Cost $2,014,987)				2,014,987
Total Investments (99.7%) (Cost $2,014,987)				2,014,987
Other Assets and Liabilities-Net (0.3%)				6,558
Net Assets (100%)				2,021,545
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $264,750,000, representing 13.1% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.

Pennsylvania Tax-Exempt Money Market Fund

PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Pennsylvania Tax-Exempt Money Market Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 29, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Pennsylvania (99.4%)
Allegheny County PA GO	5.000%	11/1/27	2,575	3,002
Allegheny County PA GO	5.000%	11/1/29	4,000	4,528
Allegheny County PA GO	5.000%	12/1/30	1,365	1,607
Allegheny County PA GO	5.250%	12/1/32	1,000	1,180
Allegheny County PA GO	5.250%	12/1/33	1,000	1,177
Allegheny County PA GO	5.000%	12/1/34	3,600	4,072
Allegheny County PA GO	5.000%	12/1/34	1,695	1,966
Allegheny County PA GO	5.000%	12/1/37	10,000	11,253
Allegheny County PA GO	5.000%	12/1/37 (4)	10,000	11,253
Allegheny County PA GO VRDO	0.010%	3/7/16 LOC	14,000	14,000
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.010%	3/1/16	8,800	8,800
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	2,545	2,797
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.250%	3/1/26	4,005	4,619
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/28	1,940	2,235
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,700	1,954
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/30	1,180	1,389
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	770	881
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/33	1,000	1,128
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,020	4,537
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.232%	2/1/37	3,000	2,785
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,835	12,204
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	9,003
Allegheny County PA Sanitary Authority Sewer
Revenue	5.500%	12/1/16 (ETM)	11,295	11,666
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,781

Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/27 (15)	5,300	6,499
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	4,024
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/30 (15)	3,400	4,096
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/32 (14)	12,000	12,541
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/35	6,000	6,986
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/40	4,250	4,856
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/41 (15)	3,500	4,052
Allegheny County PA Sanitary Authority Sewer
Revenue	5.250%	12/1/44 (15)	6,210	7,170
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/45	4,620	5,221
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	400	449
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	275
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	11,530	12,361
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	11,120	11,747
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/20	2,000	2,308
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/22	1,240	1,464
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	2,046
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,865
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,271
Bensalem Township PA School District GO	5.250%	6/15/17 (Prere.)	3,700	3,925
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	4,002
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,274
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	6,935	7,641
1 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
TOB VRDO	0.020%	3/7/16	9,750	9,750
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	1,760	1,778
Bristol Township PA School District GO	5.250%	6/1/37	5,000	5,750
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,336
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,273
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	3,977
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/40 (4)	1,000	1,130

Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/19 (Prere.)	1,075	1,296
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.250%	7/1/19 (Prere.)	310	375
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/26	500	593
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/27	490	572
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/28	540	625
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/29	1,670	1,917
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/30	1,370	1,563
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/35	4,430	4,989
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/39	3,250	3,616
Cambria County PA GO	5.000%	8/1/23 (15)	1,500	1,772
Canon-McMillan PA School District GO	5.000%	12/15/37 (15)	3,000	3,448
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/27	1,530	1,837
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/28	1,605	1,913
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/30	1,135	1,336
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/40	4,000	4,549
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,125	8,377
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,410
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	7,002
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	5,000	5,514
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	4,465	5,221
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	3,000	3,286
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	6,930	8,367
Chartiers Valley PA School District GO	5.000%	10/15/35	1,135	1,338
Chartiers Valley PA School District GO	5.000%	10/15/40	2,750	3,186
Chester County PA GO	5.000%	7/15/17 (Prere.)	4,345	4,609
Chester County PA GO	5.000%	7/15/17 (Prere.)	5,000	5,304
Chester County PA GO	5.000%	11/15/30	3,740	4,399
Chester County PA GO	5.000%	11/15/31	2,350	2,757
Chester County PA GO	5.000%	11/15/31	3,000	3,569
Chester County PA GO	5.000%	11/15/32	1,000	1,170
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,131
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	664
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	811

Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,567
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	3,032
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	33,410
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,181
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	785	831
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	2,990	3,131
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/29	2,000	2,152
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	5,043
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/33	3,000	3,185
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,426
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/45	2,000	2,097
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/28	1,365	1,558
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/31	5,000	5,633
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,691
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/17 (Prere.)	2,700	2,799
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/19 (Prere.)	1,800	2,076
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	200	228
2 Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/30	1,000	1,202
2 Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/31	750	896
2 Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/32	800	947
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	2,225	2,527
2 Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	5/1/34	1,420	1,670
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,243

Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	3,105	3,458
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	5.000%	5/1/37	2,500	2,684
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	5,596
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	260	298
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	15,165	17,278
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,040	23,008
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,025	5,138
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,125
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,122
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	680
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/40	2,500	2,879
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/45	1,500	1,726
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/27	3,240	3,835
Delaware County PA Regional Water Quality
Control Authority Revenue	5.000%	5/1/40	1,500	1,722
Delaware County PA Vocational-Technical
School Authority Lease Revenue (Delaware
County Intermediate Unit No. 25 Project)	5.000%	11/1/38 (15)	1,250	1,390
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,291
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/30	500	595
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/33 (15)	4,000	4,313
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,787
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,673
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	3,092
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	3,000	3,391
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	1,000	1,127
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/31	3,500	4,084
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/34	3,500	4,033
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	11,130
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	12,000	13,701

Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	10,000	11,350
Delaware Valley PA Regional Finance Authority
Revenue	7.750%	7/1/27 (2)	130	189
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	4,330	5,281
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	1,590	2,012
Doylestown PA Hospital Authority Revenue	5.000%	7/1/20 (12)	5,060	5,480
Doylestown PA Hospital Authority Revenue	5.000%	7/1/21 (12)	3,000	3,277
Doylestown PA Hospital Authority Revenue	5.000%	7/1/22 (12)	3,455	3,762
Doylestown PA Hospital Authority Revenue	5.000%	7/1/25	3,730	4,193
Doylestown PA Hospital Authority Revenue	5.000%	7/1/26	4,445	4,949
Doylestown PA Hospital Authority Revenue	5.000%	7/1/27	1,170	1,295
Doylestown PA Hospital Authority Revenue	5.000%	7/1/28	1,000	1,105
Doylestown PA Hospital Authority Revenue	5.000%	7/1/29	865	954
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	1,280	1,382
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/30	825	894
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/34	1,000	1,060
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,250	1,328
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/45	4,250	4,452
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/47	3,750	3,935
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/38	2,500	2,788
East Norriton-Plymouth-Whitpain PA Joint
Sewer Authority Revenue	5.000%	8/1/41	2,100	2,322
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/26 (15)	200	237
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/27 (15)	250	294
Easton PA Area Joint Sewer Authority Revenue	5.000%	12/1/28 (15)	250	293
Emmaus PA General Authority Revenue VRDO	0.020%	3/7/16 LOC	9,800	9,800
Erie City PA Water Authority Revenue	5.000%	12/1/49 (4)	5,000	5,707
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	3,250	3,266
Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,513
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,075	18,749
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.125%	6/1/34	5,000	5,490
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.250%	6/1/39	20,735	22,772
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/41	5,000	5,652
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	3/1/16	3,700	3,700

Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	3/1/16	1,100	1,100
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.010%	3/1/16	1,500	1,500
Hampden Township PA GO	5.000%	5/15/31	1,060	1,225
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	4,970	4,971
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,374
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,590
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,321
Jackson PA Authority for Industrial Development
Revenue (Stoneridge Retirement Living)
VRDO	0.020%	3/7/16 LOC	10,000	10,000
Jim Thorpe PA Area School District GO	5.000%	3/15/25 (15)	370	449
Jim Thorpe PA Area School District GO	5.000%	3/15/27 (15)	300	359
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	2,015
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,959
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,309
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,297
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	972
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,488
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project)
VRDO	0.010%	3/1/16 LOC	2,800	2,800
Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project)	5.000%	7/1/42	6,220	6,826
1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.020%	3/7/16	6,765	6,765
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/30	3,000	3,535
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/31	4,235	4,950
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.250%	12/15/32	2,600	3,021
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	9,000	10,384
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/27	2,775	2,791
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/37	4,000	4,299
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.000%	5/1/21	500	554
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.375%	5/1/28	1,250	1,401
Lancaster PA Industrial Development Authority
Revenue (Garden Spot Village Project)	5.750%	5/1/35	2,200	2,480
Lehigh County PA Authority Water & Sewer
Revenue	0.000%	12/1/24	1,695	1,333
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	14,305	16,144

Lehigh County PA Authority Water & Sewer
Revenue	5.125%	12/1/47	4,000	4,539
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	7.000%	7/1/16 (14)	765	779
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	5,000	5,187
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/35 (4)	5,000	5,349
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	8,670	9,245
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	5,000	5,332
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	5,885	6,276
Lower Merion PA School District GO	5.000%	9/1/17 (Prere.)	1,960	2,090
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	6,006
Luzerne County PA GO	5.000%	11/15/29 (4)	2,500	2,865
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	11,296
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,314
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,796
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,226
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,179
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.375%	7/1/23	565	633
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.500%	7/1/28	35	39
Lycoming County PA Authority Revenue
(Lycoming College)	5.500%	11/1/33	2,935	3,443
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,629
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,523
Middletown PA School District GO	5.000%	3/1/29	1,660	1,906
Middletown PA School District GO	5.000%	3/1/30	2,865	3,279
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,060
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/32	1,400	1,529
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	1,500	1,713
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,576
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	10,865	11,978
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	345	355
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	360	370
Montgomery County PA GO	5.000%	10/15/16 (Prere.)	90	93
Montgomery County PA GO	4.000%	4/1/29	3,080	3,415
Montgomery County PA GO	5.000%	10/15/31	6,015	6,171
Montgomery County PA GO VRDO	0.010%	3/1/16	9,125	9,125

Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,508
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	14,705	16,486
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	14,702
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/29	2,580	2,920
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/30	1,000	1,125
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,000	3,332
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	5,797
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/24	1,165	1,354
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/25	1,200	1,375
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/26	1,000	1,133
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/27	1,000	1,120
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	16,027
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/28	3,795	4,316
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/30	5,000	5,614
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	12,451
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	18,500	20,314
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	3,300	3,621
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	4,110	4,500
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/22	2,500	2,557
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/20 (Prere.)	14,420	17,169

Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,815
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.000%	1/1/30	1,250	1,290
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	4,000	4,075
Montour PA School District GO	5.000%	4/1/36 (4)	5,240	6,041
Montour PA School District GO	5.000%	4/1/40 (4)	3,170	3,615
Moon Area School District PA GO	5.000%	11/15/28	2,970	3,519
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	3,500	3,543
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,270	6,981
Northampton County PA General Purpose
Authority College Revenue (Moravian
College)	5.000%	10/1/40	1,125	1,255
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,250	1,363
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	1,295	1,406
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.375%	8/15/28	6,675	7,278
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/33	10,000	11,033
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	45	49
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	5,100	5,514
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College)	5.000%	11/1/32	4,000	4,649
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	5.000%	11/15/39	2,595	2,866
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,775	1,843
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,037
Owen J. Roberts Pennsylvania School District
GO	5.000%	5/15/27	500	592
Owen J. Roberts Pennsylvania School District
GO	5.000%	5/15/28	500	589
Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/29	1,200	1,313

Owen J. Roberts Pennsylvania School District
GO	4.000%	5/15/30	1,900	2,066
2 Palmer Township PA GO	4.000%	5/15/29	1,435	1,576
2 Palmer Township PA GO	4.000%	5/15/30	1,495	1,630
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	9,000	10,369
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/29 (4)	2,000	1,203
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/30 (4)	3,710	2,130
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.500%	1/1/31 (4)	3,000	3,602
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/36 (4)	6,045	2,676
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	0.000%	1/1/38 (4)	5,525	2,201
Pennsylvania Economic Development Financing
Authority Parking System Revenue (Capitol
Region Parking System)	5.250%	1/1/44 (4)	6,500	7,259
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/28	3,000	3,564
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	5,000	5,820
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	10,000	11,591
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	11,405	13,059
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/40	6,000	6,173
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/43	4,500	5,020
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/45	5,000	5,620
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	3/15/45	4,000	4,105
1 Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)
TOB VRDO	0.070%	3/7/16	1,670	1,670
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,691
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	6,112
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,765
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	4,075	4,537

Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	11,370
Pennsylvania GO	5.000%	7/1/17	16,000	16,937
Pennsylvania GO	5.000%	8/1/17	10,000	10,619
Pennsylvania GO	5.000%	2/15/18	12,745	13,779
Pennsylvania GO	5.000%	5/1/18	15,000	16,341
Pennsylvania GO	5.000%	5/1/19	5,000	5,620
Pennsylvania GO	5.000%	7/1/19	15,000	16,944
Pennsylvania GO	5.000%	7/1/20	7,225	8,369
Pennsylvania GO	5.000%	11/15/20	8,740	10,233
Pennsylvania GO	5.375%	7/1/21	16,000	19,197
Pennsylvania GO	5.000%	7/1/22	10,000	12,012
Pennsylvania GO	5.000%	8/15/24	5,000	6,115
Pennsylvania GO	5.000%	11/15/24	10,000	11,876
Pennsylvania GO	5.000%	3/15/25	5,795	7,085
Pennsylvania GO	5.000%	6/1/25	10,000	11,808
Pennsylvania GO	5.000%	11/15/25	10,000	11,836
Pennsylvania GO	5.000%	6/1/26	10,000	11,712
Pennsylvania GO	5.000%	11/15/26	6,705	7,912
Pennsylvania GO	5.000%	6/1/27	10,000	11,634
Pennsylvania GO	5.000%	3/15/28	18,550	22,154
Pennsylvania GO	5.000%	4/1/28	10,000	11,764
Pennsylvania GO	5.000%	6/1/28	5,000	5,790
Pennsylvania GO	4.000%	8/15/28 (4)	10,010	11,112
Pennsylvania GO	4.000%	10/15/28	10,000	11,049
Pennsylvania GO	4.000%	4/1/29	10,000	10,931
Pennsylvania GO	4.000%	8/15/29 (4)	6,290	6,934
Pennsylvania GO	5.000%	11/15/29	5,000	5,876
Pennsylvania GO	4.000%	4/1/30	10,000	10,860
Pennsylvania GO	4.000%	6/15/30	10,000	10,913
Pennsylvania GO	4.000%	8/15/30 (4)	7,640	8,357
Pennsylvania GO	5.000%	10/15/30	6,650	7,828
Pennsylvania GO	5.000%	10/15/31	14,955	17,514
Pennsylvania GO	5.000%	6/1/32	8,115	9,108
Pennsylvania GO	5.000%	8/1/32	4,000	4,613
Pennsylvania GO	5.000%	10/15/32	15,000	17,476
Pennsylvania GO	5.000%	8/1/33	4,000	4,599
1 Pennsylvania GO TOB VRDO	0.060%	3/7/16	8,000	8,000
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	646
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,364
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,318
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	554
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/26	900	1,107
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,677
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,451

Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,383
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,239
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,232
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,137
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	10,168
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.010%	3/1/16 LOC	15,705	15,705
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.860%	7/1/17 (10)	1,995	1,998
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,048
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	541
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	3,995	4,507
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,641
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,782
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,158
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,861
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,138
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,122
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,196
Pennsylvania Higher Educational Facilities
Authority Revenue (Lock Haven University
Foundation Student Housing Project)	4.000%	7/1/28	3,500	3,540
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/24	1,055	1,209
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/27	1,175	1,309
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/28	1,250	1,383
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/32	2,000	2,167
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	2,000	2,150
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	1,400	1,487
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	4,940	5,183
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/17 (Prere.)	5,000	5,296

Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/33	1,265	1,411
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	4,377
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	9,920	11,186
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,755	8,759
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	11,120	12,441
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/32	3,965	4,583
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	9,328
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39	9,565	10,815
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/40	1,000	1,076
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	17,800	20,067
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	10,000	11,301
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/27	1,285	1,501
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	3,390	3,951
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/28	4,015	4,970
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/29	1,600	1,852
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/30	2,260	2,605
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/34	5,000	5,998
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/41	9,400	10,773
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	2,765	3,264
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	4,000	4,749

Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	2,750	3,382
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/27	1,000	1,218
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/29	500	603
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,498
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,398
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	750	893
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,271
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/33	1,180	1,390
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/34	2,695	3,168
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/35	2,420	2,833
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	11,000	12,634
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,691
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	16,260	18,056
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	5/1/16 (Prere.)	4,080	4,113
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/18 (Prere.)	2,745	3,052
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/18 (Prere.)	2,285	2,541
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/18 (Prere.)	1,800	2,001
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/36	7,265	8,293
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	5,234

Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	2,125	2,406
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	4,000	4,172
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,573
Pennsylvania Housing Finance Agency
Revenue VRDO	0.020%	3/7/16	1,000	1,000
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,587
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,572
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	1,525	1,553
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.050%	10/1/40	2,000	2,066
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.100%	10/1/45	4,000	4,094
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.150%	10/1/45	1,745	1,778
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	19,474
Pennsylvania Infrastructure Investment Authority
Revenue (PENNVEST Commonwealth
Funded Loan Pool Program)	5.000%	5/15/31	1,755	2,119
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/22	3,230	3,749
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24	2,000	2,263
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25	1,610	1,825
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	12,880	13,263
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	18,305	18,809
Pennsylvania State University Revenue	5.000%	8/15/19	920	994
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,393
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,245
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,160
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,328
Pennsylvania State University Revenue	5.000%	9/1/27	2,205	2,731
Pennsylvania State University Revenue	5.000%	9/1/27	4,810	5,958
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,107
Pennsylvania State University Revenue	5.000%	9/1/29	1,170	1,433
Pennsylvania State University Revenue	5.000%	9/1/29	4,565	5,593
Pennsylvania State University Revenue	5.000%	9/1/30	1,100	1,340
Pennsylvania State University Revenue	5.000%	9/1/30	6,900	8,404
1 Pennsylvania State University Revenue TOB
VRDO	0.020%	3/7/16 LOC	22,945	22,945

Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/27	2,540	2,987
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/29	2,925	3,403
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,546
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	2,720	3,019
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/41	7,000	7,983
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,430	6,089
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,127
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,089
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	979
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	21,595	24,257
3 Pennsylvania Turnpike Commission Revenue	0.690%	12/1/18	1,000	995
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,198
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	19,000
Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	13,914
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,678
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	8,375	9,870
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/29	2,525	3,090
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,312
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,902
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/30	2,500	3,055
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	9,500	11,096
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	7,090	8,165
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	10,000	11,605
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	19,450
5 Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	1,250	1,306
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	2,000	2,294
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,800	11,356
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/33	2,560	3,004
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,000	2,268
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	10,000	11,580
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/34	4,410	5,146
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	13,365
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	2,939
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,589
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	9,650	10,631
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	7,615	8,556
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/38	8,145	9,154
5 Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	2,500	2,544
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,352
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	10,000	11,019
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	30,895	34,018
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	25,740
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	2,000	2,262
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	2,000	2,281
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,368
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,200	8,126
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	5,400	6,025
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	20	22

Pennsylvania Turnpike Commission Revenue	0.000%	12/1/41	9,365	6,197
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	24,516
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	9,500	10,539
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	5,300	6,001
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,000	6,741
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	6,900	7,735
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	2,640	2,979
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	10,000	11,143
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	4,700	5,299
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,595
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,632
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,400
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,649
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,609
Philadelphia PA Airport Revenue	5.250%	6/15/30	6,890	7,851
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/28	3,885	4,564
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/31	1,130	1,310
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	1,500	1,798
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	3,500	4,176
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/33	15,075	17,549
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/36	4,750	5,472
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/40	7,430	8,458
Philadelphia PA Authority for Industrial
Development Revenue (The Children's
Hospital of Philadelphia Project)	4.000%	7/1/44	10,900	11,331
Philadelphia PA Gas Works Revenue	3.000%	8/1/16 (4)	10	10
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,050	3,109
Philadelphia PA Gas Works Revenue	5.000%	8/1/17 (4)	25	27
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,128
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (2)	25	27
Philadelphia PA Gas Works Revenue	5.000%	7/1/18 (4)	5	5
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	6,000	6,644
Philadelphia PA Gas Works Revenue	3.500%	8/1/18 (4)	75	80
Philadelphia PA Gas Works Revenue	5.000%	8/1/19 (4)	10	11
Philadelphia PA Gas Works Revenue	5.000%	7/1/20 (4)	15	17
Philadelphia PA Gas Works Revenue	5.000%	7/1/22 (4)	10	12
Philadelphia PA Gas Works Revenue	5.000%	10/1/22 (2)	5,730	6,083
Philadelphia PA Gas Works Revenue	5.000%	10/1/27 (2)	1,750	1,847
Philadelphia PA Gas Works Revenue	5.000%	10/1/28 (2)	75	79
Philadelphia PA Gas Works Revenue	5.000%	8/1/29	2,000	2,365
Philadelphia PA Gas Works Revenue	5.000%	8/1/30 (4)	25	28
Philadelphia PA Gas Works Revenue	5.000%	8/1/30	2,000	2,346
Philadelphia PA Gas Works Revenue	5.000%	8/1/31	1,750	2,039
Philadelphia PA Gas Works Revenue	5.000%	8/1/32	2,000	2,314

Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,163
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	145	163
Philadelphia PA Gas Works Revenue	5.250%	8/1/40 (4)	105	119
4 Philadelphia PA GO	7.125%	7/15/16 (Prere.)	3,500	3,591
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	8,005	8,165
Philadelphia PA GO	5.000%	8/1/16 (Prere.)	6,235	6,359
Philadelphia PA GO	5.875%	8/1/16 (Prere.)	800	819
Philadelphia PA GO	5.250%	7/15/25	5,000	5,767
Philadelphia PA GO	5.000%	8/1/28	4,000	4,725
Philadelphia PA GO	5.000%	8/1/30	4,000	4,680
Philadelphia PA GO	5.250%	7/15/33	3,585	4,134
Philadelphia PA GO	6.000%	8/1/36	7,430	8,601
Philadelphia PA GO	6.500%	8/1/41	3,785	4,499
Philadelphia PA GO VRDO	0.010%	3/7/16 LOC	5,000	5,000
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	21,155	24,123
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	4.500%	7/1/37	410	420
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,797
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	3/1/16	23,700	23,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.010%	3/1/16	2,200	2,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	3,000	3,065
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/34	640	649
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	2,000	2,150
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,686
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,776
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/27	2,000	2,342
Philadelphia PA Redevelopment Authority
Revenue	5.000%	4/15/28	3,000	3,488
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	295	334
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	23
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	20	23
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	6
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,347
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,327
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	6,085
Philadelphia PA School District GO	5.000%	9/1/27	2,415	2,736
Philadelphia PA School District GO	5.000%	9/1/29	2,665	2,982
Philadelphia PA School District GO	5.000%	9/1/31	2,000	2,205

Philadelphia PA School District GO	6.000%	9/1/38	19,650	21,161
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,022
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/30	4,000	4,764
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,499
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/32	5,000	5,880
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/34	6,000	6,305
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,879
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,909
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,985	10,978
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	10,000	11,308
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,879
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	7,210	8,199
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	9,000	10,094
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	4,375	4,906
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	16,600	18,668
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,485
Pittsburgh PA GO	5.000%	9/1/28 (15)	1,500	1,791
Pittsburgh PA GO	5.000%	9/1/31 (15)	1,120	1,320
Pittsburgh PA GO	5.000%	9/1/32 (15)	2,090	2,443
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,170
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	7,723
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	10,000	6,592
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/36	5,000	5,806
Pittsburgh PA Water & Sewer Authority
Revenue	5.250%	9/1/40	5,000	5,755
Plum Borough PA School District GO	5.000%	9/15/36 (15)	4,920	5,637
Pocono Mountain PA School District GO	5.000%	3/1/17 (Prere.)	1,005	1,051
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	1,995	2,065
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	3,750	4,179
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,122
Scranton PA School District GO	5.250%	6/15/16 (Prere.)	2,750	2,791
Scranton PA School District GO	5.250%	6/15/16 (Prere.)	2,375	2,410
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	4,075	4,314
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/27	1,765	2,098
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/28	1,865	2,197
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/29	1,335	1,562
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30	1,180	1,371
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/31	1,250	1,442

Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/32	1,695	1,943
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (ETM)	3,000	3,184
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/27	1,480	1,720
Southcentral Pennsylvania General Authority
Revenue (Hanover Hospital Inc.)	5.000%	12/1/29	1,090	1,254
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	11,440	12,759
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	8,560	9,321
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/28	2,775	3,286
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/29	1,500	1,766
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/34	1,130	1,298
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.000%	6/1/44	2,500	2,813
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,943
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,655
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,690
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	3,000	3,408
State College PA Area School District GO	5.000%	3/15/34	2,000	2,346
State College PA Area School District GO	5.000%	3/15/40	3,000	3,442
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,278
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/29 (15)	1,210	1,434
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/30 (15)	1,035	1,220
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/28	2,370	2,813
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/33	1,025	1,184
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.500%	5/1/33	6,165	7,288
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/34	2,125	2,445
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/35	1,510	1,726

State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,402
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	5,001
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/29	400	489
Swarthmore Borough PA Authority College
Revenue	5.000%	9/15/30	1,020	1,242
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/29	1,055	1,282
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/31	810	969
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/32	1,000	1,189
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,000	2,349
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,336
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,235
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,417
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	16,040
1 University of Pittsburgh PA Revenue TOB
VRDO	0.020%	3/7/16	6,660	6,660
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.000%	1/1/26	655	781
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	5.625%	1/1/32	5,600	6,635
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/22	1,000	1,140
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/25	1,605	1,851
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/30	1,500	1,660
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	5.000%	7/1/35	1,750	1,894
West View PA Municipal Authority Water
Revenue	5.000%	11/15/33	1,500	1,748
West View PA Municipal Authority Water
Revenue	5.000%	11/15/34	1,500	1,741
West York PA Area School District GO	5.000%	4/1/33	4,245	4,853
1 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	3,000	3,170
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,500	1,647

Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	2,775	2,860
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/33	9,465	10,865
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	7,895	8,955
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	4,238
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	3,286
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	2,315	2,704
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/31	2,430	2,822
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/34	1,000	1,145
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	4,110	4,635
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,603
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,280
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,021
York County PA GO	5.000%	6/1/31	2,180	2,582
York County PA GO	5.000%	6/1/33	4,000	4,693
York County PA GO	5.000%	6/1/38	5,000	5,665
				3,367,654
Guam (0.2%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	4,900	5,496
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	1/1/46	1,000	1,120
Guam Power Authority Revenue	5.000%	10/1/27	1,000	1,156
				7,772
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,350	3,701

Puerto Rico (0.0%)
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	12

Total Investments (99.7%) (Cost $3,163,055)				3,379,139
Other Assets and Liabilities-Net (0.3%)				10,021
Net Assets (100%)				3,389,160

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $58,960,000, representing 1.7% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2016.
3 Adjustable-rate security.
4 Securities with a value of $821,000 have been segregated as initial margin for open futures contracts.
5 Coupon of 0.000% will become 5.000% effective December 1, 2018.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).

Pennsylvania Long-Term Tax-Exempt Fund

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 29, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	July 2016	259	31,335	16
2-Year U.S. Treasury Note	July 2016	70	15,298	(10)
				6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Pennsylvania Long-Term Tax-Exempt Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 29, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,379,139	—
Futures Contracts—Assets[1]	27
Futures Contracts—Liabilities[1]	(56)	—	—
Total	(29)	3,379,139	—
1 Represents variation margin on the last day of the reporting period.

D. At February 29, 2016, the cost of investment securities for tax purposes was $3,165,768,000. Net unrealized appreciation of investment securities for tax purposes was $213,371,000, consisting of unrealized gains of $214,189,000 on securities that had risen in value since their purchase and $818,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2016
VANGUARD PENNSYLVANIA TAX-FREE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.